Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 0	¥ 1,159
Loan forgiveness or debt to equity swaps charge-offs		0	8,728
Interest rate reduction and/or postponement of principal and/or interest		426,021	257,573
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	689
Loan forgiveness or debt to equity swaps charge-offs		0	3,806
Interest rate reduction and/or postponement of principal and/or interest		345,132	218,927
Domestic | Housing loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		14,690	3,742
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		9,130	7,468
Domestic | Large companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	689
Loan forgiveness or debt to equity swaps charge-offs		0	3,806
Interest rate reduction and/or postponement of principal and/or interest		264,952	152,373
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		54,760	55,344
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0
Loan forgiveness or debt to equity swaps charge-offs		0
Interest rate reduction and/or postponement of principal and/or interest		1,600
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	470
Loan forgiveness or debt to equity swaps charge-offs		0	4,922
Interest rate reduction and/or postponement of principal and/or interest		¥ 80,889	¥ 38,646

[1]	Amounts represent the book values of loans immediately after the restructurings.